Subsequent events (Details Textual)	12 Months Ended
	Dec. 31, 2018 USD ($) shares	Dec. 31, 2018 CAD ($)	Dec. 31, 2017 shares
Subsequent events [Line Items]
Number of shares issued | shares	174,806,820		173,573,572
Ordinary shares [member]
Subsequent events [Line Items]
Number of shares issued | shares	20,000
Number of share options forfeited in share-based payment arrangement	0.36	0.36
Proceeds from exercise of options | $		$ 5,600
Purchase of Designated shares | shares	130,000
Number of aggregate common stock shares issued | $	$ 44,629
Proceeds From Sale Of Investments Held For Trading | $	$ 1,000,000